Statement of Changes in Stockholders' Equity - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Apr. 26, 2020
Balance (in Shares) at Apr. 26, 2020
Sale of Class B common stock to Sponsor		$ 575	24,425		25,000
Sale of Class B common stock to Sponsor (in Shares)		5,750,000
Cancellation of Class B shares		$ (72)	72
Cancellation of Class B shares (in Shares)		(718,750)
Sale of Class A common stock to public, net of offering cost	$ 2,013		180,805,697		180,807,710
Sale of Class A common stock to public, net of offering cost (in Shares)	20,125,000
Sale of Class A private placement units	$ 63		6,008,687		6,008,750
Sale of Class A private placement units (in Shares)	632,500
Class A common stock subject to possible redemption	$ (2,013)		(186,838,881)	(14,409,641)	(201,250,535)
Class A common stock subject to possible redemption (in Shares)	(20,125,000)
Net income (loss)				(1,784,919)	(1,784,919)
Balance at Dec. 31, 2020	$ 63	$ 503		(16,194,560)	(16,193,994)
Balance (in Shares) at Dec. 31, 2020	632,500	5,031,250
Net income (loss)			28,388	4,619,497	4,647,885
Change in shares subject to redemption			$ (28,388)		(28,388)
Balance at Dec. 31, 2021	$ 63	$ 503		$ (11,575,063)	$ (11,574,497)
Balance (in Shares) at Dec. 31, 2021	632,500	5,031,250